INCOME TAXES (Details of income tax expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 03, 2021	Dec. 29, 2019
Current tax expense (income) and adjustments for current tax of prior periods [abstract]
Current income taxes, includes a recovery of $1,511 (2019 - expense of $99) relating to prior taxation years	$ 3,633	$ 13,639
Origination and reversal of temporary differences	(25,119)	(21,387)
Recognition of previously de-recognized tax benefits related to tax losses and temporary differences	(5,150)	(19,211)
Non-recognition of tax benefits related to tax losses and temporary differences	22,451	16,877
Adjustments relating to prior taxation years	94	98
Deferred income taxes	(7,724)	(23,623)
Total income tax recovery	(4,091)	(9,984)
Adjustments for current tax of prior periods	$ (1,511)	$ 99